FINANCE LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Changes in Right-of-Use Asset and Lease Liabilities
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2024	68,643
Additions	—
Impairment	—
Depreciation	(7,452)
Balance as of June 30, 2024	61,191
Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2024	87,588
Additions	—
Repayments	(12,382)
Interest expense on obligations under finance lease	2,611
Balance as of June 30, 2024	77,817
Current portion	20,149
Non-current portion	57,668

Schedule of Outstanding Obligations Under Finance Leases
The outstanding obligations under finance leases at June 30, 2024 are payable as follows:

(in thousands of $)
2024 (remaining six months)	12,169
2025	22,551
2026	20,617
2027	20,617
2028	12,320
Minimum lease payments	88,274
Less: imputed interest	(10,457)
Present value of obligations under finance leases	77,817